Other Receivables (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Receivables [Abstract]
Due from related parties	$ 97,514	$ 92,112	$ 92,961
Advance to employees	47,078	12,020	15,888
Others			1,048
Other receivables	$ 144,592	$ 104,132	$ 109,897